Accelerated Share Repurchase Agreements (Tables)	12 Months Ended
Feb. 01, 2015
Accelerated Share Repurchase [Abstract]
Accelerated Share Repurchases
The following table provides the terms for each of the ASR agreements the Company entered into during the last three fiscal years. Each of these agreements followed the structure outlined above (amounts in millions):

Agreement Date	Settlement Date	Amount	Initial Shares Delivered	Additional Shares Delivered	Total Shares Delivered
Q1 2012	Q2 2012	$1,000	17.2	2.8	20.0
Q2 2012	Q3 2012	1,400	21.5	5.6	27.1
Q3 2012	Q4 2012	650	9.3	1.5	10.8
Q1 2013	Q2 2013	1,500	18.1	2.1	20.2
Q2 2013	Q3 2013	1,700	19.6	2.4	22.0
Q3 2013	Q4 2013	1,500	16.4	3.4	19.8
Q4 2013	Q4 2013	1,500	15.0	3.9	18.9
Q1 2014	Q1 2014	950	9.5	2.6	12.1
Q2 2014	Q3 2014	1,750	16.9	4.5	21.4
Q1 2015(1)	TBD	$850	7.0	TBD	TBD
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(1)
The final number of shares delivered upon settlement of the agreement will be determined with reference to the volume weighted average price per share of the Company's common stock over the term of the agreement, less a negotiated discount.

TBD - To Be Determined